Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Components of Income Tax Provision
The components of our income tax provision for the years ended December 31, were as follows:

(millions)	2023	2022	2021
Current tax provision
Federal	$1,102.5	$733.2	$739.5
State	18.7	12.7	20.7
Deferred tax expense (benefit)
Federal	(119.9)	(528.7)	98.6
State	0	(16.6)	0.3
Total income tax provision	$1,001.3	$200.6	$859.1

Reconciliation of Provision (Benefit) for Income Taxes Reported in Consolidated Statements of Income with Tax at Statutory Rate
The provision for income taxes in the consolidated statements of comprehensive income differed from the statutory rate for the years ended December 31, as follows:

	2023		2022		2021
(millions)	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact	Expense (Benefit)	Rate Impact
Income before income taxes	$4,903.7		$922.1		$4,210.0
Tax at statutory federal rate	$1,029.8	21%	$193.6	21%	$884.1	21%
Tax effect of:
Stock-based compensation	(21.7)	(1)	(18.1)	(2)	(19.4)	(1)
Tax credits	(16.4)	0	(14.8)	(2)	(9.9)	0
Tax-preferenced investment income	(10.2)	0	(12.7)	(1)	(13.2)	0
State income taxes, net of federal taxes	14.7	0	(3.1)	0	16.6	0
Nondeductible compensation expense	9.8	0	11.1	1	8.4	0
Tax-deductible dividends	(4.8)	0	(1.8)	0	(9.4)	0
Goodwill impairment[1]	0	0	47.2	5	0	0
Other items, net	0.1	0	(0.8)	0	1.9	0
Total income tax provision	$1,001.3	20%	$200.6	22%	$859.1	20%
[1] The ARX acquisition did not create goodwill for income tax purposes. As a result, the impairment was not deductible for income tax purposes.

Components of Net Deferred Tax Assets	The following table shows the components of the net deferred tax assets and liabilities at December 31:

(millions)	2023	2022
Federal deferred income tax assets:
Unearned premiums reserve	$836.0	$719.2
Net unrealized losses on fixed-maturity securities	427.3	742.9
Loss and loss adjustment expense reserves	292.7	239.9
Non-deductible accruals	238.2	225.9
Software development costs	66.0	37.8
Operating lease liabilities	37.2	28.8
Hedges on forecasted transactions	3.7	3.8
Investment basis differences	0.2	17.0
Other	13.4	12.7
Federal deferred income tax liabilities:
Net holding period gains on equity securities	(451.0)	(387.3)
Deferred acquisition costs	(354.4)	(324.3)
Property and equipment	(88.4)	(97.0)
Operating lease assets	(37.2)	(28.8)
Loss and loss adjustment expense reserve transition adjustment	(15.9)	(24.1)
Intangible assets	(8.7)	(11.1)
Prepaid expenses	(6.2)	(6.5)
Other	(16.9)	(17.4)
Net federal deferred income taxes	936.0	1,131.5
State deferred income tax assets[1]	39.9	42.2
State deferred income tax liabilities[1]	0	0
Total	$975.9	$1,173.7
[1] State deferred assets and liabilities are recorded in other assets and accounts payable, accrued expenses, and other liabilities, respectively, on our consolidated balance sheets.